Corporate Information (Tables)	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
Schedule of Company's Principal Subsidiaries

Particulars of the Company’s principal subsidiaries are as follows:

		Issued and		Percentage of equity attributable to the Company
	Place of	registered share		2024		2023
Name	incorporation	capital#		Direct	Indirect	Direct	Indirect	Principal activities
AMTD International Holding Group Limited (“AMTD IHG”)	Hong Kong (“HK”)	HK$	500,000	100%	—	100%	—	Investment holding
AMTD Digital Inc. (“AMTD Digital”)	Cayman Islands	US$	12,616	51.6%	—	95.5%	—	Investment holding
AMTD Risk Solutions Group Limited	HK	HK$	500,000	—	51.6%	—	95.5%	Provision of digital solutions and other services
WME Assets Group (“WME Assets”)	Cayman Islands	US$	10,410	—	62.3%	—	83.4%	Investment holdings and hotel operation, hospitality and VIP services
The Generation Essentials Group	Cayman Islands	US$	1	—	64.9%	—	86.8%	Investment holding
L’Officiel Group Inc.(“L’Officiel”)	Cayman Islands	US$	1	—	64.9%	—	86.8%	Investment holding and provision of fashion, arts and luxury media advertising and marketing services
The Art Newspaper Group Inc.	Cayman Islands	US$	1	—	64.9%	—	86.8%	Investment holding and provision of fashion, arts and luxury media advertising and marketing services

#	All amounts in dollars in this note only.